Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Reserves at Reporting Date
Reserves as of December 31, 2019 and 2020 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2020
Foreign currency translation differences for foreign operations	~~W~~	(178,452)	(138,667)
Other comprehensive loss from associates		(24,569)	(24,779)

	~~W~~	(203,021)	(163,446)

Change in Reserves
The movement in reserves for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	Foreign currency translation differences for foreign operations		Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2018	~~W~~	(259,749)	(28,531)	(288,280)
Change in reserves		(12,725)	37	(12,688)

December 31, 2018		(272,474)	(28,494)	(300,968)

January 1, 2019		(272,474)	(28,494)	(300,968)
Change in reserves		94,022	3,925	97,947

December 31, 2019		(178,452)	(24,569)	(203,021)

January 1, 2020		(178,452)	(24,569)	(203,021)
Change in reserves		39,785	(210)	39,575

December 31, 2020		(138,667)	(24,779)	(163,446)